Accounts receivables, net of provision for doubtful accounts (Details 2) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of provision matrix [line items]
Total	$ 493,972	$ 419,172
Provision for doubtful accounts	13,180	13,256	$ 13,314
Net accounts receivable	480,792	405,916
Past due 1-30 days [Member]
Disclosure of provision matrix [line items]
Total	43,789	27,265
Past due 31-90 days [Member]
Disclosure of provision matrix [line items]
Total	27,629	30,066
Past due 91 days [Member]
Disclosure of provision matrix [line items]
Total	222,411	177,834
Neither past due nor impaired [Member]
Disclosure of provision matrix [line items]
Total	$ 200,143	$ 184,007